Condensed Consolidated Interim Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017
Cash flows from operating activities:
Net loss for the period	$ (5,531)	$ (2,640)	$ (22,607)	$ (8,373)
Items not involving cash:
Stock-based compensation	952	156	3,695	666
Shares issued to Aspire Capital as commitment fees			600
Depreciation and amortization	29	20	64	66
Foreign exchange (loss) gain	(19)	(48)	1	(98)
Change in non-cash operating working capital:
Prepaid expenses	68	127	2	354
Other assets	66	(5)	(65)	30
Account payable	40	124	598	293
Accrued liabilities	(73)	196	7	(282)
Cash used in operating activities	(4,468)	(2,070)	(17,705)	(7,344)
Cash flows from financing activities:
Cost of offerings	(7)	(38)	(14)	(103)
Issuance of common shares upon exercise of stock options	36		219
Cash provided by financing activities	1,608	1,999	22,032	10,203
Cash flows from (used in) investing activities:
Maturity (acquisition) of investments		(9)	250	(2,994)
Purchase of property and equipment	(28)		(152)
Cash provided by (used in) investing activities	(28)	(9)	98	(2,994)
Effect of exchange rate fluctuations on cash and cash equivalents held		48		98
Increase (decrease) in cash and cash equivalents	(2,888)	(32)	4,425	(37)
Cash and cash equivalents, beginning of period	17,944	7,935	10,631	7,940
Cash and cash equivalents, end of period	15,056	7,903	15,056	7,903
The 2018 ATM Offering [Member]
Cash flows from financing activities:
Issuance of common shares	1,579		6,827
The 2018 and 2017 Share Purchase Agreement [Member]
Cash flows from financing activities:
Issuance of common shares			15,000
ATM Offering [Member]
Cash flows from financing activities:
Issuance of common shares		$ 2,037		$ 10,306